Condensed Unaudited Interim Consolidated Balance Sheets (USD $)	Feb. 28, 2014	Nov. 30, 2013
Current
Cash	$ 5,604,736	$ 760,586
Accounts receivable (Note 4)	3,090,079	1,475,745
Investment tax credits	242,278	179,551
Prepaid expenses, sundry and other assets	291,900	312,533
	9,228,993	2,728,415
Deferred offering costs (Note 7)		419,777
Property and equipment, net	1,225,262	1,231,309
	10,454,255	4,379,501
Current
Accounts payable	573,344	810,381
Accrued liabilities	616,035	669,321
Employee costs payable (Note 6)	197,930	508,616
Current portion of capital lease obligations	28,844	43,264
Due to related parties (Note 5)	738,856	759,564
Convertible debenture (Note 5)	1,404,031
	3,559,040	2,791,146
Convertible debenture (Note 5)		2,105,406
Warrant liabilities (Note 10)		5,438,022
	3,559,040	10,334,574
Authorized
Unlimited common shares without par value (in Shares)
Unlimited preference shares (in Shares)
Issued and outstanding
22,819,711 common shares (2013 - 21,430,611)	16,334,682	11,721,152
Additional paid-in capital (Note 5 & 10)	29,654,378	23,619,055
Accumulated other comprehensive loss (Note 3)	284,421	284,421
Accumulated deficit	(39,378,266)	(41,579,701)
	6,895,215	(5,955,073)
Contingencies (Note 13)
	$ 10,454,255	$ 4,379,501